Stock Options and Warrants (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Stockholders' Equity Note [Abstract]
Share based payment expense	$ 0	$ 1,000	$ 2,000	$ 4,000
Unrecognized share based payment expense related to stock options	0		0
Debt issuance and deferred finance costs	0	$ 0	0	$ 0
Unrecognized share based payment expense related to warrants	$ 0		$ 0